Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Capital disclosures
Schedule of ratio of net debt to fund flows from operations

The following table calculates Vermilion’s ratio of net debt to fund flows from operations:

	Year Ended
		Dec 31, 2020
	Dec 31, 2021	(revised)
Long-term debt	1,651,569	1,933,848
Adjusted working capital deficiency(1)	9,284	35,258
Unrealized FX on swapped USD borrowings	(16,067)	40,219
Net debt	1,644,786	2,009,325

Ratio of net debt to four quarter trailing fund flows from operations	1.79	4.00
((1)	Adjusted working capital is defined as current assets (excluding current derivatives), less current liabilities (excluding current derivatives and current lease liabilities).